Transactions with Related Parties, Castor Ships (Details)	6 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($)	Dec. 31, 2023 $ / d	Mar. 06, 2023 $ / d	Dec. 31, 2025 USD ($) Vessel	Jun. 30, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($) Vessel	Jun. 30, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($) Vessel	Jun. 30, 2023 USD ($) $ / d
Transactions with Related Parties [Abstract]
Management fees					$ 4,022,007		$ 4,808,602		$ 7,167,397
Flat management fees					3,340,334		3,247,570		$ 3,099,000
Due from related party - non-current	$ 2,893,839	$ 3,504,667			2,893,839		3,504,667
Due from related party - current	13,155,509	6,393,625			13,155,509		6,393,625
Due to related party - current	(1,106,606)	(889,020)			$ (1,106,606)		$ (889,020)
Panamax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel					2		4		3
Kamsarmax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel							2		2
Capesize Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel							1
Container Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel					2
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			386					417
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees					$ 3,375,207		$ 2,585,002		$ 2,660,797
Due from related party - non-current	2,893,839	3,504,667			2,893,839		3,504,667
Due from related party - current	10,682,592	1,407,506			10,682,592		1,407,506
Related Party [Member] | Castor Ships [Member] | Net Gain / (Loss) on Sale of Vessels [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions					1,566,628		1,170,615		1,274,384
Sale and purchase brokerage commissions					473,000		1,831,400		664,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Sale and purchase brokerage commissions							1,919,773
Flat management fees					3,340,334		3,247,570		3,099,000
Related Party [Member] | Castor Ships [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Sale and purchase brokerage commissions					1,003,624		417,623
Related Party [Member] | Castor Ships [Member] | Deferred Loan Fees [Member]
Transactions with Related Parties [Abstract]
Sale and purchase brokerage commissions					646,400
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	1,607,435				$ 1,607,435
Due to related party - current		$ (460,475)					(460,475)
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Recovery fee multiplier										2
Quarterly management fee	$ 850,000					$ 820,000		$ 800,000		$ 750,000
Commission rate on charter agreements	6.25%	6.25%						1.25%
Commission rate on sale and purchase transactions	1.00%	1.00%						1.00%
Minimum value of shares and/or other securities issued by entity in maritime industry		$ 10,000,000					10,000,000
Term of agreement					8 years
Renewal term of agreement					8 years
Termination fee multiplier					7
Funding period for advance to cover vessel daily operating costs					2 months
Due from related party - current	$ 1,714,772	22,958			$ 1,714,772		22,958
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Containership and Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	1,044					1,017		986		925
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				975
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d										325
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	$ 2,893,839	3,504,667			2,893,839		3,504,667
Due from related party - current	1,372,826	761,998			1,372,826		761,998
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	5,987,559	1,083,025			5,987,559		1,083,025
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees					646,800		2,223,600		$ 4,506,600
Due from related party - current	$ 0	$ 1,405,049			$ 0		$ 1,405,049
Related Party [Member] | Pavimar [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d										600